UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-21286



Name of Fund: BlackRock Preferred Income Strategies Fund, Inc. (PSY)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Preferred Income

Strategies Fund, Inc., 40 East 52(nd) Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 10/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Preferred Income Strategies Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Preferred Income Strategies Fund, Inc.



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21286
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock Preferred Income Strategies Fund, Inc.









=============== BLACKROCK PREFERRED INCOME STRATEGIES FUND, INC. ===============


BLACKROCK CORPORATE HIGH YIELD FUND VI INC

Ticker:       HYT            Security ID:  09255P107
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management
1.6   Elect  Director Richard S. Davis        For       For          Management
1.7   Elect  Director Frank J. Fabozzi        For       For          Management
1.8   Elect  Director James T. Flynn          For       For          Management
1.9   Elect  Director Karen P. Robards        For       For          Management
1.10  Elect  Director Richard E. Cavanagh     For       For          Management
1.11  Elect  Director Kathleen F. Feldstein   For       For          Management
1.12  Elect  Director Henry Gabbay            For       For          Management
1.13  Elect  Director Jerrold B. Harris       For       For          Management


--------------------------------------------------------------------------------

BLACKROCK ENHANCED DIVIDEND ACHIEVERS TRUST

Ticker:       BDJ            Security ID:  09251A104
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK GLOBAL ENERGY AND RESOURCES TRUST

Ticker:       BGR            Security ID:  09250U101
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK GLOBAL FLOATING RATE INCOME TRUST

Ticker:       BGT            Security ID:  091941104
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

Ticker:       BGY            Security ID:  092524107
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK LIMITED DURATION INCOME TRUST

Ticker:       BLW            Security ID:  09249W101
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

BLACKROCK PREFERRED & EQUITY ADVANTAGE TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director Robert S. Salomon, Jr.  For       For          Management


--------------------------------------------------------------------------------

HBOS PLC

Ticker:                      Security ID:  42205MAC0
Meeting Date: DEC 12, 2008   Meeting Type: Special
Record Date:  NOV 10, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     IF BNYM AS DEPOSITARY IS SOLE HOLDER OF For       Did Not Vote Management
      HBOS 6.657% PREF. SHARES AT 5:00 PM ON
      DECEMBER 9, 2008, IT WILL CONSENT TO
      APPROVAL OF PREF. SCHEME AT HBOS 6.657%
      PREF. COURT MEETING IN PLACE OF VOTING
      AT THE HBOS 6.657% PREF. COURT MEETING.
2     APPROVAL OF PREFERENCE SHARE SCHEME;    For       Did Not Vote Management
      CREATION AND  ALLOTMENT OF NEW
      PREFERENCE SHARES; AMENDMENT OF
      ARTICLES; RECLASSIFICATION OF
      PREFERENCE SHARES.
3     REDUCTION OF SHARE CAPITAL BY           For       Did Not Vote Management
      CANCELLATION OF 6.657%  PREFERENCE
      SHARES.


--------------------------------------------------------------------------------

PACIFIC GAS & ELECTRIC COMPANY

Ticker:       PCG.PA         Security ID:  694308206
Meeting Date: MAY 13, 2009   Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director David R. Andrews         For       Did Not Vote Management
2     Elect Director C. Lee Cox               For       Did Not Vote Management
3     Elect Director Peter A. Darbee          For       Did Not Vote Management
4     Elect Director Maryellen C. Herringer   For       Did Not Vote Management
5     Elect Director Roger H. Kimmel          For       Did Not Vote Management
6     Elect Director Richard A. Meserve       For       Did Not Vote Management
7     Elect Director Forrest E. Miller        For       Did Not Vote Management
8     Elect Director Barbara L. Rambo         For       Did Not Vote Management
9     Elect Director Barry Lawson Williams    For       Did Not Vote Management
10    Ratify Auditors                         For       Did Not Vote Management



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